[VANGUARD SHIP LOGO/R/]
                                                     P.O. Box 2600
                                                     Valley Forge, PA 19482-2600


January 16, 2008

U.S. Securities and Exchange Commission
Attention: Christian Sandoe, Esq.
100 F Street, N.E.
Washington, DC 20549

RE:      Vanguard Fenway Funds (the "Trust")
         Vanguard Growth Equity Fund
         File Nos. 33-19446; 811-5445

Commissioners:
         Enclosed is Post-Effective Amendment No. 49 ("Amendment") to the Trust's Registration Statement on Form N-1A, which we are filing under the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940. The purpose of the Amendment is to change the investment advisory team for Vanguard Growth Equity Fund (the "Fund").

         The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act, and will become effective automatically 60 days after filing.

         You'll note that the Fund's prospectus and Statement of Additional Information included with the Trust's registration statement are substantially similar to the current prospectus and Statement of Additional Information for the Fund, which you've already reviewed. Pursuant to Commission Release IC-13768, we request selective review of this Amendment, and ask that you limit your review of the Amendment to those sections of the Registration Statement that relate to the Fund's investment advisory structure. Disclosure relating to the investment advisory structure is found in the "Fees and Expenses," "Additional Information," "More on the Fund-Security Selection" and "Investment Advisors" sections of the Prospectus and in the "Investment Advisory Services" section of the Statement of Additional Information.

         Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing to address SEC comments, if applicable. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same effective date we have designated for this 485(a) filing.

         We appreciate the Staff's assistance and thank you for your consideration. Please contact me at (610) 669-1538 with any questions or comments.

Sincerely,


Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.